Derivatives and hedge accounting - Cash flow hedge reserve (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Carrying amounts of hedge items
Balance at the beginning of the year		kr 21,575	[1]	kr 20,808	[1]	kr 20,064
Other comprehensive income, net of tax		27		15		0
Total comprehensive income	[2]	1,271		1,181		1,034
Balance at the end of the year	[1]	22,846		21,575		kr 20,808
Hedge reserve
Carrying amounts of hedge items
Balance at the beginning of the year	[1]	(97)
Valuation gains and losses		122		(137)
Tax on valuation gains and losses		(25)		28
Transferred to the income statement		(59)		15
Tax on transfers to the income statement		12		(3)
Other comprehensive income, net of tax		50		(97)
Total comprehensive income		50		(97)
Balance at the end of the year	[1]	(47)		(97)
of which relates to continuing hedges for which hedge accounting is applied		kr (47)		kr (97)

[1]	The entire equity is attributable to the shareholder of the Parent Company.
[2]	The entire profit is attributable to the shareholder of the Parent Company.